5. ACCRUED LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2015
Payables and Accruals [Abstract]
ACCRUED LIABILITIES
	June 30, 2015	June 30, 2014
Accrued salaries, severance	$140,820	$198,061
Accrued salaries, payroll deduction to pay	8,434	9,381
Accrued vacation	75,477	74,656
Payroll taxes	10,823	5,522
Other accrued liabilities	3,065	29,678
Total	$238,619	$317,298